UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2018
(unaudited)

Amount	General Obligation Bonds (49.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (6.5%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,610,661

	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,141,048
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,486,265

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,217,764

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,748,878

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,474,441

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,176,777
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,340,799

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,371,580

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,564,090

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,805,017
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,876,469
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,929,088

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,582,675
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,177,648

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	815,203

	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	1,944,289
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,025,243

	Washington County, Oregon
5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	5,554,232

	Total City & County		39,842,167

	Community College (4.1%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,056,466

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,956,653
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,319,808
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,293,951

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,301,060

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,630,713

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,069,690

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,051,600
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,917,598

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,762,926

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,191,897
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,165,930

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,974,258

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,490,830

	Total Community College		25,183,380

	Higher Education (0.9%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,157,230
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,070,604

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,252,169
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,240,911

	Total Higher Education		5,720,914

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,403,647
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,216,329
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,145,200
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,371,504

	Total Hospital		5,136,680

	School District (25.2%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,827,643
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,364,320
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,726,695
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,571,531
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,560,162

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	1,130,690

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,009,898
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,237,650

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,093,915
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,417,950
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,299,544

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,185,260

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,232,519

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,258,450

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,797,130
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,128,839

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,222
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	917,990

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,181,770

	Hood River County, Oregon School District
2,825,000	4.000%, 06/15/29	NR/AA+/NR	3,077,696
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,443,693
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,572,104

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,589,210

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,422,725

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,196,421
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,066,543
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,879,858
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,249,950

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,158,570
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,020,945

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	737,787

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,933,392

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,505,801

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,498,664
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,634,053

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,434,107

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,771,235

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,467,772

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,631,968
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,745,130
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,120,723

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,234,026

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,670,070

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,424,796
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,963,150

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,725,962

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,632,003

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,160,650

	Wasco County, Oregon School District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,922,048

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,938,430
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,449,652
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,683,629
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,462,420
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,433,620
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,106,178
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,800,375
1,015,000	4.000%, 06/01/29 Series 2016	Aa2/NR/NR	1,096,383

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,300,949

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,408,680

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,642,573
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,669,396

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,488,028

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,425,704
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,091,690
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,084,990

	Total School Districts		154,995,927

	Special District (4.1%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,512,239

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,115,921
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,930,489

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,271,440

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,965,982
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,474,338
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,237,676

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,297,330
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,226,020

	Total Special District		25,031,435

	State (6.4%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	863,805
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,262,590
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,222,166
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,554,422
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,237,625

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,355,228

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	588,420
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,171,850
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,168,300

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,169,810

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,514,821
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,167,420
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,330,220
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,406,157
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,470,923
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,168,190
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,668,184

	State of Oregon Department of Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,891,557
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,245,405

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,506,031

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,164,050
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,487,825

	Total State		39,614,999

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,931,600

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,210,046

	Total Transportation		7,141,646

	Water & Sewer (0.4%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,117,017

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,341,298

	Total Water & Sewer		2,458,315

	Total General Obligation Bonds		305,125,463

	Revenue Bonds (30.6%)

	City & County (2.3%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	594,990

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,074,335
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,637,633

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,017,670

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,776,272
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,027,933

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,033,390

	Total City & County		14,162,223

	Electric (1.6%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,374,761
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,727,311

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,736,066

	Total Electric		9,838,138

	Higher Education (1.8%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,096,610
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,257,610

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,310,614
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,129,480
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,274,693

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	589,540
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,232,281

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,030,440

	Total Higher Education		10,921,268

	Hospital (4.9%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,649,440

	Oregon Health Sciences University
9,025,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	8,037,665
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,215,440
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,462,338
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,151,190

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,045,710
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,045,410

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,578,105
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,107,340
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,621,278

	Total Hospital		29,913,916

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,364,810

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,501,812

	State of Oregon Housing and Community Services
950,000	1.800%, 01/01/23	Aa2/NR/NR	927,438

	Total Housing		3,794,060

	Lottery (4.2%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,103,488
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,895,092
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,653,525
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,150,870
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,493,080
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,732,680
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,821,800
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,641,200
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,154,910

	Total Lottery		25,646,645

	Sales Tax (0.1%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	874,650

	Transportation (6.7%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,053,390
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,724,439
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,208,740
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,251,760

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,926,021
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,146,390
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,728,424

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,290,971
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,343,100

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,179,470
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,242,939
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	1,943,436
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,669,115
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,190,900
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,344,705

	Total Transportation		41,243,800

	Water and Sewer (8.5%)

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,671,738

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,819,807

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	135,357
450,000	5.000%, 08/01/29	Aa2/AA/AA+	525,722

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,082,270

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	776,062

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,718,215
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA/NR	4,059,370

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa2/AA-/NR	3,164,145
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA-/NR	6,054,735
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	2,314,880
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA-/NR	2,334,840
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA-/NR	2,329,300

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,265,380

	Portland, Oregon Water System Revenue Refunding (Senior Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,324,011

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,098,150

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,046,940

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,853,152

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,075,751
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,596,180
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,985,974
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,855,047

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A1/NR/NR	1,173,123

	Total Water and Sewer		52,260,149

	Total Revenue Bonds		188,654,849

	Pre-Refunded Bonds (18.4%)††

	Pre-Refunded General Obligation Bonds (8.8%)

	City & County (0.3%)

	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,804,233

	Community College (1.3%)

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA+/NR	8,174,533

	Higher Education (0.8%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,518,749

	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,002,840
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,002,840
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	501,710

	Total Higher Education		5,026,139

	School District (4.6%)

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,032,790
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,926,153
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,859,022
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,065,580
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,895,063

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,146,397
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	2,943,452
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,056,180
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,029,432
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,098,370
500,000	5.000%, 06/15/34	Aa1/AA+/NR	516,395

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,645,473

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,320,256
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,032,580

	Total School District		28,567,143

	Special District (0.2%)

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,024,690

	State (1.5%)

	State of Oregon Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,285,534
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	505,665

	State of Oregon Department of Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,149,700

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR*	1,518,525
960,000	5.000%, 11/01/28 Series C	NR/NR/NR*	1,001,914

	Total State		9,461,338

	Total Pre-Refunded General Obligation Bonds		54,058,076

	Pre-Refunded Revenue Bonds (9.6%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa1/NR/NR	2,600,150

	Electric (1.3%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,651,003

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,189,500

	Total Electric		7,840,503

	Higher Education (1.1%)

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,597,890

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/NR/NR	5,062,100

	Total Higher Education		6,659,990

	Hospital (1.7%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,610,950

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,685,355

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/AA-	2,010,020

	Total Hospital		10,306,325

	Lottery (1.5%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,855,804
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,565,425

	Total Lottery		9,421,229

	Transportation (2.3%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	1,921,454
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,054,100
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,149,720

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,840,761
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,801,691
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,277,320

	Total Transportation		14,045,046

	Water and Sewer (1.3%)

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,531,625

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,344,908

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,169,840

	Total Water and Sewer		8,046,373

	Total Pre-Refunded Revenue Bonds		58,919,616

	Total Pre-Refunded Bonds		112,977,692

	Total Investments (cost $600,724,729 note b)	98.6%	606,758,004
	Other assets less liabilities	1.4	8,881,719
	Net Assets	100.0%	$615,639,723

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	19.7%
Pre-refunded bonds††	18.6
Aa of Moody's or AA of S&P or Fitch	55.1
A of Moody's or S&P	5.1
Baa of Moody's or BBB of S&P	1.5
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $600,724,729 amounted to $6,033,275, which consisted of aggregate gross unrealized appreciation of $10,797,582 and aggregate gross unrealized depreciation of $4,764,307.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2018:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	606,758,004
Level 3 – Significant Unobservable Inputs	—
Total	$606,758,004

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 23, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 23, 2018